INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income tax rate	22.00%	21.00%
HMRC tax credit	$ 0	$ 350,256
Research and development	$ 369,946	$ 463,591
UNITED STATES
Income tax rate	21.00%	21.00%
Net operating losses	$ 11,300,000
UNITED KINGDOM
Income tax rate	19.00%
Net operating losses	$ 36,230,000
Research and development	$ 1,899,000